UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23221

FS Credit Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Credit Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The following details FS Credit Income Fund’s proxy voting record for the period from July 1, 2020 through June 30, 2021:

Issuer: Solocal Group

CUSIP: FR0012938884

Meeting Date: November 27, 2020

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Ratify Appointment of David Eckert as Director	Management	For	For
2	Ratify Appointment of Paul Russoas Director	Management	For	For
3	Approve Remuneration Policy of Chairman and CEO	Management	For	For
4	Approve Remuneration Policy of Directors	Management	For	For
5	Approve Compensation of Eric Boustouller, CEO	Management	For	For
6	Authorize up to 1 Percent of Issued Capital for Use in Restricted Stock Plans	Management	For	For
7	Amend Article 16.5 of Bylaws Re: Board Majority Voting	Management	For	For
8	Amend Article 18.1 of Bylaws Re: Organizational Principle of CEO	Management	For	For
9	Authorize Filing of Required Documents/Other Formalities	Management	For	For

Issuer: California Resources Corporation

CUSIP: 13057Q305

Meeting Date: May 12, 2021

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Elect Director Douglas E. Brooks	Management	For	For
2	Elect Director Tiffany (TJ) Thom Cepak	Management	For	For
3	Elect Director James N. Chapman	Management	For	For
4	Elect Director Mark A. (Mac) McFarland	Management	For	For
5	Elect Director Julio M. Quintana	Management	For	For
6	Elect Director William B. Roby	Management	For	For
7	Elect Director Andrew Bremner	Management	For	For
8	Ratify KPMG LLP as Auditors	Management	For	For
9	Advisory Vote to Ratify Named Executive Officers’ Compensation	Management	For	For
10	Advisory Vote on Say on Pay Frequency	Management	For	One Year

Issuer: Solocal Group

CUSIP: FR00140006O9

Meeting Date: June 3, 2021

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Approve Financial Statements and Statutory Reports	Management	For	For
2	Approve Consolidated Financial Statements and Statutory Reports	Management	For	For
3	Approve Treatment of Losses	Management	For	For
4	Approve Auditors’ Special Report on Related-Party Transactions	Management	For	For
5	Approve Compensation of Pierre Danon	Management	For	For
6	Approve Compensation Report of Corporate Officers	Management	For	For
7	Approve Remuneration Policy of Chairman of the Board	Management	For	For
8	Approve Remuneration Policy of CEO	Management	For	For
9	Approve Remuneration Policy of Directors	Management	For	For
10	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Management	For	For
11	Reelect David Amar as Director	Management	For	For
12	Reelect Sophie Sursock as Director	Management	For	For
13	Reelect Delphine Grison as Director	Management	For	For
14	Reelect Paul Russo as Director	Management	For	For
15	Authorize up to 1.5 Percent of Issued Capital for Use in Restricted Stock Plans	Management	For	For
16	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 38.8 Million	Management	For	For
17	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 12.9 Million	Management	For	For
18	Approve Issuance of Equity or Equity-Linked Securities Reserved for Qualified Investors, up to Aggregate Nominal Amount of EUR 12.9 Million	Management	For	For
19	Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegation Submitted to Shareholder Vote Under Items 16 to 18	Management	For	For
20	Authorize Capitalization of Reserves of Up to EUR 12.9 Million for Bonus Issue or Increase in Par Value	Management	For	For
21	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	Management	For	For
22	Approve Issuance of Equity or Equity-Linked Securities Reserved for Specific Beneficiaries, up to Aggregate Nominal Amount of EUR 20 Million	Management	For	For
23	Amend Article 16 of Bylaws Re: Board Deliberations	Management	For	For
24	Authorize Filing of Required Documents/Other Formalities	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
	Name: Title: Date:	Michael C. Forman President and Chief Executive Officer August 31, 2021